Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	52,979,711	51,984,473	28,175,172
Common stock, shares outstanding	52,791,966	51,796,728	27,987,427
Treasury stock, shares	187,745	187,745	187,745
Previously Reported [Member]
Common stock, shares issued		52,172,219
Common stock, shares outstanding		51,984,474